INCOME FROM ARBITRATION SETTLEMENTS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 16, 2016	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Proceeds from Legal Settlements			$ 0	$ 400,000
Cooper Medical School [Member]
Proceeds from Legal Settlements	$ 1,150,000
BTX Trader Inc [Member]
Proceeds from Legal Settlements		$ 8,000